INTEREST INCOME (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Interest income not including income from hedge accounting	$ 2,031,133	$ 2,123,422	$ 2,112,800
Interest expense not including expense from hedge accounting	(719,850)	(799,636)	(749,727)
Net Interest income (expense) from hedge accounting	1,311,283	1,323,786	1,363,073
Hedge accounting (net)	15,408	(42,420)	(107,867)
Total net interest income	$ 1,326,691	$ 1,281,366	$ 1,255,206